SCHEDULE OF BOND LIABILITIES (Details) - USD ($)		9 Months Ended		12 Months Ended		13 Months Ended
		Oct. 31, 2024		Jan. 31, 2024		Jan. 31, 2024
Principal Amount		$ 3,135,000		$ 3,135,000		$ 3,135,000
Barry Swenson [Member]
Principal Amount		$ 500,000	[1],[2],[3]	$ 500,000	[4],[5],[6]	$ 500,000	[4],[5],[6]
Interest rate	[4],[5],[6]			8.50%		8.50%
Note Date	[1],[2],[3]	12/31/17
Maturity Date	[1],[2],[3]	12/31/2025
Interest Rate	[1],[2],[3]	8.50%
Don H. Adair or Joanne Adair [Member]
Principal Amount		$ 125,000	[1],[7],[8],[9]	$ 125,000	[4],[10],[11],[12]	$ 125,000	[4],[10],[11],[12]
Interest rate	[4],[10],[11],[12]			8.50%		8.50%
Note Date	[1],[7],[8],[9]	2/15/17
Maturity Date	[1],[7],[8],[9]	2/15/2024
Interest Rate	[1],[7],[8],[9]	8.50%
Joseph Swinford or Danielle Swinford [Member]
Principal Amount		$ 50,000	[1],[7],[8],[9]	$ 50,000	[4],[10],[11],[12]	$ 50,000	[4],[10],[11],[12]
Interest rate	[4],[10],[11],[12]			8.50%		8.50%
Note Date	[1],[7],[8],[9]	2/15/17
Maturity Date	[1],[7],[8],[9]	2/15/2024
Interest Rate	[1],[7],[8],[9]	8.50%
Brandon Swain or Sierra Swain [Member]
Principal Amount		$ 50,000	[1],[7],[8],[9]	$ 50,000	[4],[10],[11],[12]	$ 50,000	[4],[10],[11],[12]
Interest rate	[4],[10],[11],[12]			8.50%		8.50%
Note Date	[1],[7],[8],[9]	2/15/17
Maturity Date	[1],[7],[8],[9]	2/15/2024
Interest Rate	[1],[7],[8],[9]	8.50%
Scott Collins or Kendra Collins [Member]
Principal Amount		$ 12,500	[1],[7],[8],[9]	$ 12,500	[4],[10],[11],[12]	$ 12,500	[4],[10],[11],[12]
Interest rate	[4],[10],[11],[12]			8.50%		8.50%
Note Date	[1],[7],[8],[9]	2/15/17
Maturity Date	[1],[7],[8],[9]	2/15/2024
Interest Rate	[1],[7],[8],[9]	8.50%
Carl Collins or Ellen Collins [Member]
Principal Amount		$ 12,500	[1],[7],[8]	$ 12,500	[4],[10],[11]	$ 12,500	[4],[10],[11]
Interest rate	[4],[10],[11]			8.50%		8.50%
Note Date	[1],[7],[8]	2/15/17
Maturity Date	[1],[7],[8]	2/15/2024
Interest Rate	[1],[7],[8]	8.50%
Jim Hammerel [Member]
Principal Amount		$ 5,000	[1],[2],[3]	$ 5,000	[4],[5],[6]	$ 5,000	[4],[5],[6]
Interest rate	[4],[5],[6]			8.50%		8.50%
Note Date	[1],[2],[3]	9/21/2017
Maturity Date	[1],[2],[3]	9/21/2024
Interest Rate	[1],[2],[3]	8.50%
Bret Renaud [Member]
Principal Amount		$ 5,000	[1],[2],[3]	$ 5,000	[4],[5],[6]	$ 5,000	[4],[5],[6]
Interest rate	[4],[5],[6]			8.50%		8.50%
Note Date	[1],[2],[3]	10/14/2017
Maturity Date	[1],[2],[3]	10/14/2024
Interest Rate	[1],[2],[3]	8.50%
James Hardy [Member]
Principal Amount		$ 7,000	[1],[2],[7]	$ 7,000	[4],[5],[10]	$ 7,000	[4],[5],[10]
Interest rate	[4],[5],[10]			7.50%		7.50%
Note Date	[1],[2],[7]	8/24/2021
Maturity Date	[1],[2],[7]	5/31/2028
Interest Rate	[1],[2],[7]	7.50%
Rick Ward [Member]
Principal Amount		$ 15,000	[1],[2],[7]	$ 15,000	[4],[5],[10]	$ 15,000	[4],[5],[10]
Interest rate	[4],[5],[10]			7.50%		7.50%
Note Date	[1],[2],[7]	8/24/2021
Maturity Date	[1],[2],[7]	5/31/2028
Interest Rate	[1],[2],[7]	7.50%
Robert & Joan Sweetman [Member]
Principal Amount		$ 10,000	[1],[2],[7]	$ 10,000	[4],[5],[10]	$ 10,000	[4],[5],[10]
Interest rate	[4],[5],[10]			8.00%		8.00%
Note Date	[1],[2],[7]	7/1/2018
Maturity Date	[1],[2],[7]	7/1/2025
Interest Rate	[1],[2],[7]	8.00%
Michael Swenson [Member]
Principal Amount		$ 10,000	[1],[2],[7]	$ 10,000	[4],[5],[10]	$ 10,000	[4],[5],[10]
Interest rate	[4],[5],[10]			8.00%		8.00%
Note Date	[1],[2],[7]	7/1/2018
Maturity Date	[1],[2],[7]	7/1/2025
Interest Rate	[1],[2],[7]	8.00%
Connie Sun [Member]
Principal Amount		$ 3,000	[1],[2],[7]	$ 3,000	[4],[5],[10]	$ 3,000	[4],[5],[10]
Interest rate	[4],[5],[10]			8.00%		8.00%
Note Date	[1],[2],[7]	7/1/2018
Maturity Date	[1],[2],[7]	7/1/2025
Interest Rate	[1],[2],[7]	8.00%
Elizabeth Enoch [Member]
Principal Amount		$ 10,000	[1],[2],[7]	$ 10,000	[4],[5],[10]	$ 10,000	[4],[5],[10]
Interest rate	[4],[5],[10]			8.00%		8.00%
Note Date	[1],[2],[7]	8/1/2018
Maturity Date	[1],[2],[7]	7/1/2025
Interest Rate	[1],[2],[7]	8.00%
William C. Stanton and Carol Stanton [Member]
Principal Amount		$ 3,000	[1],[2],[7]	$ 3,000	[4],[5],[10]	$ 3,000	[4],[5],[10]
Interest rate	[4],[5],[10]			8.00%		8.00%
Note Date	[1],[2],[7]	7/1/2018
Maturity Date	[1],[2],[7]	7/1/2025
Interest Rate	[1],[2],[7]	8.00%
Yin Yin Silver Limited [Member]
Principal Amount		$ 500,000	[1],[2],[3]	$ 500,000	[4],[5],[6]	$ 500,000	[4],[5],[6]
Interest rate	[4],[5],[6]			8.50%		8.50%
Note Date		8/4/15	[1],[2],[3]	8/4/15	[4],[5],[6]
Maturity Date		8/4/2025	[1],[2],[3]	8/4/2025	[4],[5],[6]
Interest Rate	[1],[2],[3]	8.50%
Yin Yin Silver Limited One [Member]
Principal Amount		$ 500,000	[1],[2],[3]	$ 500,000	[4],[5],[6]	$ 500,000	[4],[5],[6]
Interest rate	[4],[5],[6]			8.50%		8.50%
Note Date		10/28/16	[1],[2],[3]	10/28/16	[4],[5],[6]
Maturity Date		10/28/2026	[1],[2],[3]	10/28/2026	[4],[5],[6]
Interest Rate	[1],[2],[3]	8.50%
Yin Yin Silver Limited Two [Member]
Principal Amount		$ 250,000	[1],[2],[3]	$ 250,000	[4],[5],[6]	$ 250,000	[4],[5],[6]
Interest rate	[4],[5],[6]			8.50%		8.50%
Note Date		12/27/17	[1],[2],[3]	12/27/17	[4],[5],[6]
Maturity Date		12/27/2024	[1],[2],[3]	12/27/2024	[4],[5],[6]
Interest Rate	[1],[2],[3]	8.50%
Barry Swenson [Member]
Note Date	[4],[5],[6]			12/31/17
Maturity Date	[4],[5],[6]			12/31/2025
Don H. Adair or Joanne Adair [Member]
Note Date	[4],[10],[11],[12]			2/15/17
Maturity Date	[4],[10],[11],[12]			2/15/2024
Joseph Swinford or Danielle Swinford [Member]
Note Date	[4],[10],[11],[12]			2/15/17
Maturity Date	[4],[10],[11],[12]			2/15/2024
Brandon Swain or Sierra Swain [Member]
Note Date	[4],[10],[11],[12]			2/15/17
Maturity Date	[4],[10],[11],[12]			2/15/2024
Scott Collins or Kendra Collins [Member]
Note Date	[4],[10],[11],[12]			2/15/17
Maturity Date	[4],[10],[11],[12]			2/15/2024
Carl Collins or Ellen Collins [Member]
Note Date	[4],[10],[11]			2/15/17
Maturity Date	[4],[10],[11]					2/15/2024
Jim Hammerel [Member]
Note Date	[4],[5],[6]			9/21/2017
Maturity Date	[4],[5],[6]			9/21/2024
Bret Renaud [Member]
Note Date	[4],[5],[6]			10/14/2017
Maturity Date	[4],[5],[6]			10/14/2024
Elatam Group Ltd [Member]
Principal Amount		$ 67,000	[1],[2],[7]	$ 67,000	[4],[5],[10]	$ 67,000	[4],[5],[10]
Interest rate	[4],[5],[10]			7.50%		7.50%
Note Date		8/24/2021	[1],[2],[7]	8/24/2021	[4],[5],[10]
Maturity Date		5/31/2028	[1],[2],[7]	5/31/2028	[4],[5],[10]
Interest Rate	[1],[2],[7]	7.50%
James Hardy [Member]
Note Date	[4],[5],[10]			8/24/2021
Maturity Date	[4],[5],[10]			5/31/2028
Acepac Holdings [Member]
Principal Amount		$ 1,000,000	[1],[7],[13]	$ 1,000,000	[4],[10],[14]	$ 1,000,000	[4],[10],[14]
Interest rate	[4],[10],[14]			7.50%		7.50%
Note Date		8/24/2021	[1],[7],[13]	8/24/2021	[4],[10],[14]
Maturity Date		5/31/2028	[1],[7],[13]	5/31/2028	[4],[10],[14]
Interest Rate	[1],[7],[13]	7.50%
Rick Ward [Member]
Note Date	[4],[5],[10]			8/24/2021
Maturity Date	[4],[5],[10]			5/31/2028
Robert & Joan Sweetman [Member]
Note Date	[4],[5],[10]			7/1/2018
Maturity Date	[4],[5],[10]			7/1/2025
Michael Swenson [Member]
Note Date	[4],[5],[10]			7/1/2018
Maturity Date	[4],[5],[10]			7/1/2025
Connie Sun [Member]
Note Date	[4],[5],[10]			7/1/2018
Maturity Date	[4],[5],[10]			7/1/2025
Elizabeth Enoch [Member]
Note Date	[4],[5],[10]			8/1/2018
Maturity Date	[4],[5],[10]			7/1/2025
William C. Stanton and Carol Stanton [Member]
Note Date	[4],[5],[10]			7/1/2018
Maturity Date	[4],[5],[10]			7/1/2025

[1]	All notes above are secured by the following collateral: all the assets of Idaho CuMo except for the following patented lode mining claims located in Section 13, Township 8 North, Range 5 East, Boise Meridian, Boise County, Idaho, as depicted on Mineral Survey 1706: (i) Blackbird, (ii) Red Flag, (iii) Enterprise, (iv) Enterprise Fraction, (v) Commonwealth, (vi) Baby Mine. Each Note will rank pari passu with all other Notes.
[2]	Financial investment by accredited investor.
[3]	Interest capitalized; accrual dates 6/30 and 12/31.
[4]	All notes above are secured by the following collateral: all the assets of Idaho CuMo except for the following patented lode mining claims located in Section 13, Township 8 North, Range 5 East, Boise Meridian, Boise County, Idaho, as depicted on Mineral Survey 1706: (i) Blackbird, (ii) Red Flag, (iii) Enterprise, (iv) Enterprise Fraction, (v) Commonwealth, (vi) Baby Mine. Each Note will rank pari passu with all other Notes.
[5]	Financial investment by accredited investor.
[6]	Interest capitalized; accrual dates 6/30 and 12/31.
[7]	Interest paid in cash on 6/30 and 12/31.
[8]	Issued in exchange for 20 unpatented mining claims located approximately 10 miles northeast of Pioneerville, Idaho.
[9]	On September 25, 2023, these notes were extended from February 15, 2024, to February 15, 2025. The extension was analyzed for modification versus extinguishment and was determined to be a modification.
[10]	Interest paid in cash on 6/30 and 12/31.
[11]	Issued in exchange for 20 unpatented mining claims located approximately 10 miles northeast of Pioneerville, Idaho.
[12]	On September 25, 2023, these notes were extended from February 15, 2024, to February 15, 2025. The extension was analyzed for modification versus extinguishment and was determined to be a modification.
[13]	Issued to settle litigation between MultiMetal Development Ltd. (former parent company of Idaho Copper Corp) and Acepac Holdings.
[14]	Issued to settle litigation between MultiMetal Development Ltd. (former parent company of Idaho Copper Corp) and Acepac Holdings.